UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lorem Associates
Address: P O Box 11648
         Santa Ana, CA  92711

13F File Number:  28-11549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger A. Bowers
Title:     Chief Compliance Officer
Phone:     714-730-0766

Signature, Place, and Date of Signing:

      /s/ Roger A. Bowers     Santa Ana, CA     April 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $17,299 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN FINL GROUP INC OHIO   COM              025932104      130     5100 SH       SOLE                     2700        0     2400
AMERICAN INTL GROUP INC        COM              026874107      571    13193 SH       SOLE                     3100        0    10093
AMERICAN NATL INS CO           COM              028591105      982     9208 SH       SOLE                     2500        0     6708
BEAZER HOMES USA INC           COM              07556Q105      836    88500 SH       SOLE                    16500        0    72000
BLACK & DECKER CORP            COM              091797100       59      900 SH       SOLE                      900        0        0
BORGWARNER INC                 COM              099724106     1816    42200 SH       SOLE                     8400        0    33800
CARDINAL HEALTH INC            COM              14149Y108      777    14799 SH       SOLE                     3400        0    11399
CON-WAY INC                    COM              205944101      109     2200 SH       SOLE                     1300        0      900
COOPER INDS LTD                CL A             G24182100      586    14600 SH       SOLE                      600        0    14000
DOW CHEM CO                    COM              260543103      744    20200 SH       SOLE                     7200        0    13000
KB HOME                        COM              48666K109      920    37200 SH       SOLE                     7200        0    30000
KEYCORP NEW                    COM              493267108      531    24200 SH       SOLE                     2700        0    21500
LUBRIZOL CORP                  COM              549271104      200     3600 SH       SOLE                     2500        0     1100
NEWFIELD EXPL CO               COM              651290108      983    18600 SH       SOLE                     8400        0    10200
OLIN CORP                      COM PAR $1       680665205     1437    72700 SH       SOLE                    23700        0    49000
QUAKER CHEM CORP               COM              747316107      360    11500 SH       SOLE                     9000        0     2500
QUANEX CORP                    COM              747620102      511     9875 SH       SOLE                     8675        0     1200
SELECTIVE INS GROUP INC        COM              816300107      468    19600 SH       SOLE                     1600        0    18000
STANDEX INTL CORP              COM              854231107     1066    47700 SH       SOLE                    15200        0    32500
STEWART INFORMATION SVCS COR   COM              860372101      915    32700 SH       SOLE                     6500        0    26200
STONE ENERGY CORP              COM              861642106      366     7000 SH       SOLE                     6000        0     1000
TEXTRON INC                    COM              883203101     1513    27300 SH       SOLE                     6300        0    21000
TRAVELERS COMPANIES INC        COM              89417E109      837    17500 SH       SOLE                     2500        0    15000
WELLS FARGO & CO NEW           COM              949746101      582    20000 SH       Sole                        0        0    20000